Stock Option Plans and Warrants to Purchase Common Stock (Details 4) (USD $)	12 Months Ended
Dec. 31, 2013
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	3 years 5 months 9 days
Outstanding Options/Warrants	8,156,526
Exercisable Options/Warrants	8,156,526
Warrant [Member] | $.53-$2.05 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	0.53
Exercise price range, upper range limit	2.05
Weighted-Average Remaining Contractual Life in Years	4 years 4 months 24 days
Outstanding Options/Warrants	6,091,811
Exercisable Options/Warrants	6,091,811
Warrant [Member] | $2.80-$3.96 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	2.80
Exercise price range, upper range limit	3.96
Weighted-Average Remaining Contractual Life in Years	18 days
Outstanding Options/Warrants	1,103,202
Exercisable Options/Warrants	1,103,202
Warrant [Member] | $5.50-$5.56 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	5.50
Exercise price range, upper range limit	5.56
Weighted-Average Remaining Contractual Life in Years	9 months 7 days
Outstanding Options/Warrants	379,561
Exercisable Options/Warrants	379,561
Warrant [Member] | $5.60-$6.06[Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	5.60
Exercise price range, upper range limit	6.06
Weighted-Average Remaining Contractual Life in Years	2 years
Outstanding Options/Warrants	581,952
Exercisable Options/Warrants	581,952